Financial Assets Held-for-Trading (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Assets Held-for-Trading (Details) [Line Items]
Technical reserve	$ 3,288,800	$ 2,986,000
Other instruments with repurchase agreements [Member] | Financial assets held-for-trading [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Financial Assets Held-for-Trading (Details) [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading		217,614
Other instruments with repurchase agreements [Member] | Financial assets held-for-trading [Member] | Other instruments issued in Chile [Member]
Financial Assets Held-for-Trading (Details) [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	84,969	52,809
Mortgage financial bonds [Member] | Financial assets held-for-trading [Member]
Financial Assets Held-for-Trading (Details) [Line Items]
Financial asset classified as held for trading which is presented as a reduction in debt issued	$ 3,832	$ 5,156